Accounts receivable and others (Details) - Schedule of recoverable taxes - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Recoverable Taxes Abstract
Withholding income tax (IRRF) on financial investments to be offset	R$ 8,658	R$ 2,237
Income tax losses and social contribution carryforwards	624
Other recoverable taxes and contributions	152	164
Tax on value added - IVA – (Paraguay/Bolivia)	8,644	6,226
Other recoverable taxes	293	17
Total current	18,371	8,644
ICMS recoverable	8,910	9,378
Non-cumulative PIS and COFINS to be offset	12,506	3,934
IRRF on financial investments to be offset	1,991	82
INSS recoverable	70	21
Tax on value added - IVA – (Paraguay/Bolivia)	11,542	8,461
Total noncurrent	R$ 35,019	R$ 21,876